Pension and Non-pension Post-employment Benefit Plans - Summary of Plan Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Losses on pension and non-pension post-employment benefit plans	$ 63.3		$ 1.9	$ 4.1	$ 0.0	$ 1.9
Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Interest income				(0.6)	0.8	1.3
Administrative expenses paid from plan assets				1.5	1.3	1.3
Pension Plans | Plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net defined benefit liability (asset)				293.0	395.5
Interest income				8.0	9.4
Actuarial losses in other comprehensive income				27.8	(82.2)
Administrative expenses paid from plan assets				(1.2)	(1.4)
Employer contributions				2.9	2.7
Employer direct benefit payments				0.8	1.0
Employer direct settlement payments				0.0	0.0
Settlement payments from employer				0.0	0.0
Settlement payments from plan				0.0	0.1
Benefit payments from plan				(12.0)	(12.7)
Benefit payments from employer				(0.8)	(1.0)
Foreign currency exchange rate changes and other				10.0	(18.4)
Net defined benefit liability (asset)			395.5	328.5	293.0	395.5
Other Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Interest income				(2.6)	(2.6)	(2.6)
Administrative expenses paid from plan assets				0.0	0.0	0.0
Other Benefit Plans | Plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net defined benefit liability (asset)				0.0	0.0
Interest income				0.0	0.0
Actuarial losses in other comprehensive income				0.0	0.0
Administrative expenses paid from plan assets				0.0	0.0
Employer contributions				0.9	0.0
Employer direct benefit payments				3.0	2.3
Employer direct settlement payments				5.2	2.5
Settlement payments from employer				(5.2)	(2.5)
Settlement payments from plan				(0.2)	0.0
Benefit payments from plan				(0.2)	0.0
Benefit payments from employer				(3.0)	(2.3)
Foreign currency exchange rate changes and other				1.3	0.0
Net defined benefit liability (asset)			$ 0.0	$ 1.8	$ 0.0	$ 0.0
UK Main Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefit payments from plan		$ 17.0